Segment Information - Other Segment Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure of operating segments [Line Items]
Share of profits of associates and joint ventures accounted for using equity method	$ 244	$ 9	$ 459	$ 509
Interest income	116	4	251	197
Interest expenses	206	7	104	18
Operating costs and expenses	166,843		166,747	171,949
Depreciation and amortization	37,138		36,349	33,809
Capital expenditure	23,511	838	24,166	28,550
Gain (loss) on disposal of property, plant and equipment	1,428	51	(38)	142
Gain on disposal of investment properties	151	5	0	0
Impairment loss on property, plant and equipment	0	0	93	0
Reversal of impairment loss	27	1	57	19
Impairment loss on intangible assets	9		9	51
Impairment loss on other assets	0	$ 0	44	0
Domestic Fixed Communications Business [Member]
Disclosure of operating segments [Line Items]
Share of profits of associates and joint ventures accounted for using equity method	0		0	0
Interest income	13		15	18
Interest expenses	6		5	0
Operating costs and expenses	59,371		56,269	59,430
Depreciation and amortization	14,250		14,842	15,027
Capital expenditure	11,483		12,071	12,693
Gain (loss) on disposal of property, plant and equipment	1,442
Gain on disposal of investment properties	151
Impairment loss on property, plant and equipment			0
Reversal of impairment loss	27		57	19
Impairment loss on intangible assets	0		0	0
Impairment loss on other assets			13
Mobile Communications Business [Member]
Disclosure of operating segments [Line Items]
Share of profits of associates and joint ventures accounted for using equity method	0		0	0
Interest income	5		9	12
Interest expenses	56		58	0
Operating costs and expenses	69,211		72,952	73,901
Depreciation and amortization	17,800		16,254	13,788
Capital expenditure	8,827		7,773	10,664
Gain (loss) on disposal of property, plant and equipment	(3)
Gain on disposal of investment properties	0
Impairment loss on property, plant and equipment			0
Reversal of impairment loss	0		0	0
Impairment loss on intangible assets	9		9	51
Impairment loss on other assets			0
Internet Business [Member]
Disclosure of operating segments [Line Items]
Share of profits of associates and joint ventures accounted for using equity method	0		0	0
Interest income	17		20	19
Interest expenses	1		1	0
Operating costs and expenses	15,241		13,850	13,766
Depreciation and amortization	2,669		2,914	3,121
Capital expenditure	1,397		1,425	2,729
Gain (loss) on disposal of property, plant and equipment	0
Gain on disposal of investment properties	0
Impairment loss on property, plant and equipment			0
Reversal of impairment loss	0		0	0
Impairment loss on intangible assets	0		0	0
Impairment loss on other assets			13
International Fixed Communications Business [Member]
Disclosure of operating segments [Line Items]
Share of profits of associates and joint ventures accounted for using equity method	0		0	0
Interest income	22		41	28
Interest expenses	10		12	0
Operating costs and expenses	8,573		11,427	13,279
Depreciation and amortization	1,450		1,547	1,425
Capital expenditure	779		1,117	1,348
Gain (loss) on disposal of property, plant and equipment	0
Gain on disposal of investment properties	0
Impairment loss on property, plant and equipment			0
Reversal of impairment loss	0		0	0
Impairment loss on intangible assets	0		0	0
Impairment loss on other assets			0
Other [Member]
Disclosure of operating segments [Line Items]
Share of profits of associates and joint ventures accounted for using equity method	244		459	509
Interest income	59		166	120
Interest expenses	133		28	18
Operating costs and expenses	14,447		12,249	11,573
Depreciation and amortization	969		792	448
Capital expenditure	1,025		1,780	1,116
Gain (loss) on disposal of property, plant and equipment	(11)
Gain on disposal of investment properties	0
Impairment loss on property, plant and equipment			93
Reversal of impairment loss	0		0	0
Impairment loss on intangible assets	$ 0		0	$ 0
Impairment loss on other assets			$ 18